Net Loss Per Share	12 Months Ended
Dec. 31, 2021
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Net Loss Per Share
16.	NET LOSS PER SHARE
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company:

	Years Ended December 31,
	2020	2021

Net loss	$(53,251)	$(112,310)
Numerator:

Less: Accruals of dividends of preferred stock	(13,445)	(17,453)

Net loss available to common stockholders	$(66,696)	$(129,763)

Denominator:
Weighted-average common stock outstanding	3,211,968	3,382,860

Net loss per share, basic and diluted	$(20.76)	$(38.36)

The Company’s potential dilutive securities include r
e
deemable convertible preferred stock, unvested restricted stock, common stock options and common and preferred stock warrants that will convert to common stock.
The Company excluded the following potential common stock, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect:

	As of December 31,
	2020	2021

Redeemable convertible preferred stock	141,405,233	141,430,910
Convertible debt with accrued interest	9,583,023	10,042,251
Unvested restricted stock	37,465	6,356
Options to purchase common stock	22,538,570	27,195,835
Preferred stock warrants	131,096	954,634
Common stock warrants	40,000	311,563

Tota l	173,735,387	179,941,549